INCOME TAXES	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
(5)	INCOME TAXES

A reconciliation of the U.S. statutory federal income tax rate with the effective tax rates for the respective periods is as follows:

	Three months ended November 30,
	2014		2013
	(In thousands, except for %’s)
U.S. statutory federal income tax rate	$6,256	35.0%	$6,019	35.0%
Amount of foreign taxes at less than U.S. statutory federal income tax rate	(2,034)	(11.4)	(3,794)	(22.1)
U.S. and foreign losses with no tax benefit	1,430	8.0	1,785	10.4
U.S. restructuring and other U.S. charges with no benefit	539	3.0	473	2.8
U.S. income with no tax	(2,091)	(11.7)	—	—
Establishment (resolution) of uncertain tax positions	49	0.3	56	0.3
Other	337	1.9	29	0.2

Provision (benefit) for U.S. and foreign income taxes	$4,486	25.1%	$4,568	26.6%

The effective tax rates for the three months ended November 30, 2014 and 2013 are less than the U.S. statutory federal income tax rate primarily because of the Company’s overall foreign tax rates being less than the U.S. statutory federal income tax rate. The decrease in the effective tax rate for the three months ended November 30, 2014 as compared with the same period in the prior year was driven primarily by a decrease in U.S. and foreign losses with no tax benefit combined with U.S. income in the current period with no tax as a result of an offsetting decrease in the U.S. valuation allowance.

As of November 30, 2014, the Company’s gross unrecognized tax benefits totaled $3.6 million. If recognized, $2.8 million of the total unrecognized tax benefits would favorably affect the Company’s effective tax rate. The Company reports interest and penalties related to income tax matters in income tax expense. As of November 30, 2014, the Company had $0.9 million of accrued interest and penalties on unrecognized tax benefits.

The Company’s statute of limitations is open in various jurisdictions as follows: Germany—from 2005 onward, France—from 2010 onward, U.S.—from 2011 onward, Belgium—from 2012 onward, other foreign jurisdictions—from 2009 onward.

The amount of unrecognized tax benefits is expected to change in the next 12 months; however, the change is not expected to have a significant impact on the financial position of the Company.

NOTE 7 — INCOME TAXES

Income (loss) from continuing operations before taxes is as follows:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
U.S.	$(2,426)	$(8,334)	$(4,637)
Foreign	74,758	62,066	71,464

Income from continuing operations before taxes	$72,332	$53,732	$66,827

The provisions for U.S. and foreign income taxes consist of the following:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Current taxes:
U.S.	$435	$214	$228
Foreign	19,794	23,210	22,927

Total current tax expense (benefit)	20,229	23,424	23,155
Deferred taxes:
U.S.	589	213	16
Foreign	(2,276)	(3,904)	(9,253)

Total deferred tax expense (benefit)	(1,687)	(3,691)	(9,237)

Total income tax expense (benefit)	$18,542	$19,733	$13,918

A reconciliation of the statutory U.S. federal income tax rate with the effective tax rates of 25.7% in 2014, 36.7% in 2013, and 20.8% in 2012 is as follows:

	Year Ended August 31,
	2014		2013		2012
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income
	(In thousands, except for %s)
U.S. statutory federal income tax rate	$25,316	35.0%	$18,806	35.0%	$23,389	35.0%
Amount of foreign taxes at less than U.S. statutory federal income tax rate	(13,602)	(18.8)	(9,189)	(17.1)	(11,373)	(17.0)
U.S. and foreign losses with no tax benefit	4,899	6.8	5,826	10.8	1,291	1.9
U.S. restructuring and other U.S. charges with no benefit	3,010	4.2	1,704	3.2	1,029	1.5
Valuation allowance charges	—	—	2,361	4.4	(2,380)	(3.6)
Establishment (resolution) of uncertain tax positions	(121)	(0.2)	(84)	(0.2)	1,718	2.6
Other	(960)	(1.3)	309	0.6	244	0.4

Provision (benefit) for U.S. and foreign income taxes	$18,542	25.7%	$19,733	36.7%	$13,918	20.8%

Deferred tax assets and (liabilities) consist of the following:

	As of August 31,
	2014	2013
	(In thousands)
Pensions	$20,890	$12,751
Inventory reserves	1,549	1,136
Bad debt reserves	1,337	1,040
Accruals	7,095	4,831
Postretirement benefits other than pensions	6,185	5,293
Depreciation	2,733	2,036
Foreign net operating loss carryforwards	16,417	14,396
Foreign tax credit carryforwards	502	28,111
Alternative minimum tax carryforwards	3,893	4,452
Interest carryforwards	3,214	10,113
Other	17,929	13,898

Gross deferred tax assets	81,744	98,057
Valuation allowance	(21,716)	(23,252)

Total deferred tax assets	60,028	74,805

Depreciation	(19,897)	(17,232)
Intangibles	(25,927)	(25,465)
Unremitted foreign earnings	—	(26,050)
Other	(1,554)	(1,245)

Gross deferred tax liabilities	(47,378)	(69,992)

Net deferred tax assets (liabilities)	$12,650	$4,813

The valuation allowance covers benefits which are not likely to be utilized for foreign tax credit carryforwards and other deferred tax assets primarily in the United States, Brazil and Germany.

As of August 31, 2014, the Company has foreign net operating loss carryforwards of $50.4 million resulting in a deferred tax asset of $16.4 million, primarily from countries with unlimited carryforward periods.

As of August 31, 2014, the Company has domestic state and local net operating loss carryforwards of $33.5 million resulting in a deferred tax asset of $1.3 million offset by a corresponding valuation allowance. These net operating loss carryforwards expire in years 2015 to 2023.

The Company has $3.7 million in foreign tax credit carryforwards that will expire in 2019. The amount of foreign tax credit carryforwards shown in the table above has been reduced by unrealized stock compensation attributes of $3.2 million. During 2014, the Company utilized approximately $27.6 million in foreign tax credit carryforwards primarily related to a large distribution from Europe. In 2013, a deferred tax liability of $25.5 million was recorded for the expected tax impact of this 2014 distribution along with a corresponding reduction in the valuation allowance of $25.5 million against the foreign tax credit carryforwards.

In recent years, the Company’s U.S. operations have generated federal tax net operating losses, before considering dividend income from foreign subsidiaries. Such net operating losses are offset against the foreign dividend income, which would otherwise generate U.S. taxable income. The dividend income from foreign subsidiaries also generates foreign tax credits, which either partially offset the tax on any U.S. taxable income remaining after the offset of the net operating losses, or are carried forward. The net effect of foreign dividends received from foreign countries is to place the Company into a position in which it does not generate net operating loss carryforwards for its U.S. operating losses.

The tax effect of temporary differences included in prepaid expenses and other current assets was $8.4 million and $5.7 million at August 31, 2014 and 2013, respectively. Deferred charges included $29.3 million and $22.0 million from the tax effect of temporary differences at August 31, 2014 and 2013, respectively. The tax effect of temporary differences included in other accrued liabilities was $1.2 million and $1.7 million at August, 31, 2014 and 2013, respectively.

As of August 31, 2014, the Company’s gross unrecognized tax benefits totaled $3.8 million. If recognized $3.0 million of the total unrecognized tax benefits would favorably affect the Company’s effective tax rate. The company elects to report interest and penalties related to income tax matters in income tax expense. At August 31, 2014, the Company had $0.9 million of accrued interest and penalties on unrecognized tax benefits.

The Company’s statute of limitations is open in various jurisdictions as follows: Germany—from 2005 onward, U.S.—from 2011 onward, Belgium—from 2012 onward, other foreign jurisdictions—from 2009 onward.

The amount of unrecognized tax benefits is expected to change in the next 12 months; however, the change is not expected to have a significant impact on the financial position of the Company.

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Beginning balance	$4,986	$6,877	$4,716
Decreases related to prior year tax positions	(576)	(1,165)	(390)
Increases related to prior year tax positions	—	11	2,360
Increases related to current year tax positions	512	308	627
Settlements	(38)	(1,077)	—
Lapse of statute of limitations	(1,040)	(228)	4
Foreign currency impact	1	260	(440)

Ending balance	$3,845	$4,986	$6,877

As of August 31, 2014, no taxes have been provided on the undistributed earnings of certain foreign subsidiaries amounting to $442.6 million because the Company intends to permanently reinvest these earnings. Quantification of the deferred tax liability associated with these undistributed earnings is not practicable.